Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Investment Properties
Schedule of investment properties

	2015	2016	2017
	MCh$	MCh$	MCh$
Net Balance as of January 1,	15,936	15,042	14,674
Additions resulting from business combinations	—	—	—
Reclassifications	(515)	—	—
Disposals	—	—	—
Depreciation charges in the period	(379)	(368)	(368)
Impairment	—	—	—

Net Balance as of December 31,	15,042	14,674	14,306